Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Allowance for doubtful accounts	¥ 13,387	$ 1,914	¥ 7,471	¥ (4,518)
Different Economic Characteristics [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Allowance for doubtful accounts	¥ 9,467